Cash Flow Items	12 Months Ended
Dec. 31, 2023
Cash Flow Items [Abstract]
Cash flow items
14.	Cash flow items

Adjustment for other non-cash items within operating activities:

		Year Ended
($000s)	Notes	December 31, 2023	December 31, 2022
Impairment of investment in associate	7	-	873
Equity loss of associate	7	208	207
Loss (gain) on convertible notes receivable	-	103	(25)
Interest income earned on convertible notes receivable	-	(66)	(39)
Depreciation	9	132	84
Finance costs, net	-	254	72
Effects of exchange rate fluctuation on cash and cash equivalents	-	(269)	(3,216)
		362	(2,044)